Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Securities:
Held-to-maturity (fair value of $34,805 and $33,302)	$ 34,483	$ 33,982
Available-for-sale	88,550	85,809
Loans	54,953	56,564
Allowance for loan losses	(122)	(146)
Goodwill	17,386	17,350
Intangible assets	3,107	3,220
Other assets (includes $419 and $742, at fair value)	20,221	21,298
Total assets	381,508	362,873
Deposits:
Long-term debt (includes $387 and $371, at fair value)	27,501	29,163
Total liabilities	339,780	322,005
Temporary equity
Redeemable noncontrolling interests	143	129
Permanent equity
Preferred stock – par value $0.01 per share; authorized 100,000,000 shares; issued 35,826 and 35,826 shares	3,542	3,542
Common stock – par value $0.01 per share; authorized 3,500,000,000 shares; issued 1,374,443,376 and 1,364,877,915 shares	14	14
Additional paid-in capital	27,515	27,118
Retained earnings	31,894	28,652
Accumulated other comprehensive loss, net of tax	(2,638)	(3,171)
Less: Treasury stock of 473,760,338 and 404,452,246 common shares, at cost	(18,844)	(15,517)
Total The Bank of New York Mellon Corporation shareholders’ equity	41,483	40,638
Nonredeemable noncontrolling interests of consolidated investment management funds	102	101
Total permanent equity	41,585	40,739
Total liabilities, temporary equity and permanent equity	381,508	362,873
Investment Management funds
Securities:
Trading assets	229	243
Assets of consolidated investment management funds, at fair value	245	463
Deposits:
Liabilities of consolidated investment management funds, at fair value	1	2
Operating segments
Assets
Cash and due from banks	4,830	5,864
Interest-bearing deposits with the Federal Reserve and other central banks	95,042	67,988
Interest-bearing deposits with banks ($2,437 and $2,394 is restricted)	14,811	14,148
Federal funds sold and securities purchased under resale agreements	30,182	46,795
Securities:
Held-to-maturity (fair value of $34,805 and $33,302)	34,483	33,982
Available-for-sale	88,550	85,809
Total securities	123,033	119,791
Trading assets	13,571	7,035
Loans	54,953	56,564
Allowance for loan losses	(122)	(146)
Net loans	54,831	56,418
Premises and equipment	3,625	1,832
Accrued interest receivable	624	671
Goodwill	17,386	17,350
Intangible assets	3,107	3,220
Other assets (includes $419 and $742, at fair value)	20,221	21,298
Total assets	381,263	362,410
Deposits:
Noninterest-bearing (principally U.S. offices)	57,630	70,783
Interest-bearing deposits in U.S. offices	101,542	74,904
Interest-bearing deposits in non-U.S. offices	100,294	93,091
Total deposits	259,466	238,778
Federal funds purchased and securities sold under repurchase agreements	11,401	14,243
Trading liabilities	4,841	3,479
Payables to customers and broker-dealers	18,758	19,731
Commercial paper	3,959	1,939
Other borrowed funds	599	3,227
Accrued taxes and other expenses	5,642	5,669
Other liabilities (including allowance for lending-related commitments of $94 and $106, also includes $607 and $88, at fair value)	7,612	5,774
Long-term debt (includes $387 and $371, at fair value)	27,501	29,163
Total liabilities	339,779	322,003
Operating segments | Investment Management funds
Securities:
Assets of consolidated investment management funds, at fair value	245	463
Deposits:
Liabilities of consolidated investment management funds, at fair value	$ 1	$ 2